Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust
Entity Central Index Key	0001209466
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000008290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg MVP Multi-factor ETF
Class Name	Invesco Bloomberg MVP Multi-factor ETF
Trading Symbol	BMVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg MVP Multi-factor ETF	$16	0.29%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 104,523,649
Holdings Count | Holding	57
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$104,523,649%
Total number of portfolio holdings	$57%
Portfolio turnover rate	$70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Entergy Corp.	2.21%
Targa Resources Corp.	2.11%
Leidos Holdings, Inc.	2.11%
Booz Allen Hamilton Holding Corp.	2.09%
Fiserv, Inc.	2.07%
Ameriprise Financial, Inc.	2.04%
W.W. Grainger, Inc.	2.00%
Cheniere Energy, Inc.	2.00%
Automatic Data Processing, Inc.	1.96%
Iron Mountain, Inc.	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Entergy Corp.	2.21%
Targa Resources Corp.	2.11%
Leidos Holdings, Inc.	2.11%
Booz Allen Hamilton Holding Corp.	2.09%
Fiserv, Inc.	2.07%
Ameriprise Financial, Inc.	2.04%
W.W. Grainger, Inc.	2.00%
Cheniere Energy, Inc.	2.00%
Automatic Data Processing, Inc.	1.96%
Iron Mountain, Inc.	1.95%
* Excluding money market fund holdings, if any.

C000008291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Momentum ETF
Class Name	Invesco S&P SmallCap Momentum ETF
Trading Symbol	XSMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Momentum ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 1,075,776,230
Holdings Count | Holding	118
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,075,776,230%
Total number of portfolio holdings	$118%
Portfolio turnover rate	$58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.54%
Jackson Financial, Inc., Class A	3.32%
Carpenter Technology Corp.	3.29%
Armstrong World Industries, Inc.	2.26%
SPX Technologies, Inc.	2.24%
Moog, Inc., Class A	2.24%
Piper Sandler Cos.	1.98%
ACI Worldwide, Inc.	1.90%
Mr. Cooper Group, Inc.	1.77%
Dycom Industries, Inc.	1.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.54%
Jackson Financial, Inc., Class A	3.32%
Carpenter Technology Corp.	3.29%
Armstrong World Industries, Inc.	2.26%
SPX Technologies, Inc.	2.24%
Moog, Inc., Class A	2.24%
Piper Sandler Cos.	1.98%
ACI Worldwide, Inc.	1.90%
Mr. Cooper Group, Inc.	1.77%
Dycom Industries, Inc.	1.74%
* Excluding money market fund holdings, if any.

C000008292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Value with Momentum ETF
Class Name	Invesco S&P SmallCap Value with Momentum ETF
Trading Symbol	XSVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Value with Momentum ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
Net Assets	$ 785,869,574
Holdings Count | Holding	118
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$785,869,574%
Total number of portfolio holdings	$118%
Portfolio turnover rate	$37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	1.82%
Kelly Services, Inc., Class A	1.71%
Jackson Financial, Inc., Class A	1.68%
Group 1 Automotive, Inc.	1.64%
Kohl's Corp.	1.57%
Bread Financial Holdings, Inc.	1.56%
Lincoln National Corp.	1.42%
G-III Apparel Group Ltd.	1.41%
EZCORP, Inc., Class A	1.36%
Sonic Automotive, Inc., Class A	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
StoneX Group, Inc.	1.82%
Kelly Services, Inc., Class A	1.71%
Jackson Financial, Inc., Class A	1.68%
Group 1 Automotive, Inc.	1.64%
Kohl's Corp.	1.57%
Bread Financial Holdings, Inc.	1.56%
Lincoln National Corp.	1.42%
G-III Apparel Group Ltd.	1.41%
EZCORP, Inc., Class A	1.36%
Sonic Automotive, Inc., Class A	1.30%
* Excluding money market fund holdings, if any.

C000008293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Biotechnology & Genome ETF
Class Name	Invesco Biotechnology & Genome ETF
Trading Symbol	PBE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Biotechnology & Genome ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Biotechnology & Genome ETF	$31	0.58%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[4]
Net Assets	$ 257,115,817
Holdings Count | Holding	33
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$257,115,817%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$53%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Illumina, Inc.	5.79%
United Therapeutics Corp.	5.63%
Amgen, Inc.	5.15%
Alnylam Pharmaceuticals, Inc.	5.00%
Biogen, Inc.	4.50%
Neurocrine Biosciences, Inc.	4.14%
BioMarin Pharmaceutical, Inc.	3.83%
MannKind Corp.	3.77%
Exelixis, Inc.	3.70%
Regeneron Pharmaceuticals, Inc.	3.66%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Illumina, Inc.	5.79%
United Therapeutics Corp.	5.63%
Amgen, Inc.	5.15%
Alnylam Pharmaceuticals, Inc.	5.00%
Biogen, Inc.	4.50%
Neurocrine Biosciences, Inc.	4.14%
BioMarin Pharmaceutical, Inc.	3.83%
MannKind Corp.	3.77%
Exelixis, Inc.	3.70%
Regeneron Pharmaceuticals, Inc.	3.66%
* Excluding money market fund holdings, if any.

C000008294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Food & Beverage ETF
Class Name	Invesco Food & Beverage ETF
Trading Symbol	PBJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Food & Beverage ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Food & Beverage ETF	$31	0.63%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[5]
Net Assets	$ 112,822,869
Holdings Count | Holding	33
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$112,822,869%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$77%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Corteva, Inc.	5.58%
Kroger Co. (The)	5.38%
Sysco Corp.	5.00%
Constellation Brands, Inc., Class A	4.93%
General Mills, Inc.	4.87%
Kraft Heinz Co. (The)	4.77%
Coca-Cola Co. (The)	4.65%
Keurig Dr Pepper, Inc.	4.61%
Sprouts Farmers Market, Inc.	3.47%
Cal-Maine Foods, Inc.	3.42%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Corteva, Inc.	5.58%
Kroger Co. (The)	5.38%
Sysco Corp.	5.00%
Constellation Brands, Inc., Class A	4.93%
General Mills, Inc.	4.87%
Kraft Heinz Co. (The)	4.77%
Coca-Cola Co. (The)	4.65%
Keurig Dr Pepper, Inc.	4.61%
Sprouts Farmers Market, Inc.	3.47%
Cal-Maine Foods, Inc.	3.42%
* Excluding money market fund holdings, if any.

C000008295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Leisure and Entertainment ETF
Class Name	Invesco Leisure and Entertainment ETF
Trading Symbol	PEJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Leisure and Entertainment ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Leisure and Entertainment ETF	$31	0.59%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[6]
Net Assets	$ 239,054,625
Holdings Count | Holding	33
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$239,054,625%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$78%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	5.72%
Live Nation Entertainment, Inc.	5.69%
Booking Holdings, Inc.	5.65%
Hilton Worldwide Holdings, Inc.	5.04%
Liberty Media Corp.-Liberty Formula One	4.84%
Fox Corp., Class A	4.80%
Warner Bros. Discovery, Inc.	4.70%
Sysco Corp.	4.62%
Brinker International, Inc.	3.67%
SkyWest, Inc.	3.23%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	5.72%
Live Nation Entertainment, Inc.	5.69%
Booking Holdings, Inc.	5.65%
Hilton Worldwide Holdings, Inc.	5.04%
Liberty Media Corp.-Liberty Formula One	4.84%
Fox Corp., Class A	4.80%
Warner Bros. Discovery, Inc.	4.70%
Sysco Corp.	4.62%
Brinker International, Inc.	3.67%
SkyWest, Inc.	3.23%
* Excluding money market fund holdings, if any.

C000008296 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Next Gen Media and Gaming ETF
Class Name	Invesco Next Gen Media and Gaming ETF
Trading Symbol	GGME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Next Gen Media and Gaming ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Next Gen Media and Gaming ETF	$34	0.61%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%	[7],[8]
Net Assets	$ 40,715,812
Holdings Count | Holding	91
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$40,715,812%
Total number of portfolio holdings	$91%
Portfolio turnover rate	$23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.58%
Netflix, Inc.	8.48%
Meta Platforms, Inc., Class A	8.32%
Apple, Inc.	7.81%
Adobe, Inc.	6.28%
QUALCOMM, Inc.	4.27%
Advanced Micro Devices, Inc.	4.14%
MediaTek, Inc.	4.11%
Nintendo Co. Ltd.	4.03%
Autodesk, Inc.	3.97%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.58%
Netflix, Inc.	8.48%
Meta Platforms, Inc., Class A	8.32%
Apple, Inc.	7.81%
Adobe, Inc.	6.28%
QUALCOMM, Inc.	4.27%
Advanced Micro Devices, Inc.	4.14%
MediaTek, Inc.	4.11%
Nintendo Co. Ltd.	4.03%
Autodesk, Inc.	3.97%
* Excluding money market fund holdings, if any.

C000008297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Next Gen Connectivity ETF
Class Name	Invesco Next Gen Connectivity ETF
Trading Symbol	KNCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Next Gen Connectivity ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Next Gen Connectivity ETF	$22	0.40%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[9]
Net Assets	$ 41,693,010
Holdings Count | Holding	102
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$41,693,010%
Total number of portfolio holdings	$102%
Portfolio turnover rate	$11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.31%
Broadcom, Inc.	8.03%
Apple, Inc.	7.88%
Cisco Systems, Inc.	4.00%
QUALCOMM, Inc.	3.92%
Verizon Communications, Inc.	3.85%
AT&T, Inc.	3.47%
Samsung Electronics Co. Ltd.	2.95%
Accenture PLC, Class A	2.88%
Palo Alto Networks, Inc.	2.54%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.31%
Broadcom, Inc.	8.03%
Apple, Inc.	7.88%
Cisco Systems, Inc.	4.00%
QUALCOMM, Inc.	3.92%
Verizon Communications, Inc.	3.85%
AT&T, Inc.	3.47%
Samsung Electronics Co. Ltd.	2.95%
Accenture PLC, Class A	2.88%
Palo Alto Networks, Inc.	2.54%
* Excluding money market fund holdings, if any.

C000008298 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pharmaceuticals ETF
Class Name	Invesco Pharmaceuticals ETF
Trading Symbol	PJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pharmaceuticals ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pharmaceuticals ETF	$31	0.58%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[10]
Net Assets	$ 280,769,458
Holdings Count | Holding	30
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$280,769,458%
Total number of portfolio holdings	$30%
Portfolio turnover rate	$19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
AbbVie, Inc.	5.86%
Abbott Laboratories	5.65%
Pfizer, Inc.	5.53%
Johnson & Johnson	5.53%
Amgen, Inc.	5.52%
Merck & Co., Inc.	4.95%
Eli Lilly and Co.	4.90%
Corcept Therapeutics, Inc.	4.70%
Regeneron Pharmaceuticals, Inc.	3.93%
Bristol-Myers Squibb Co.	3.85%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc.	5.86%
Abbott Laboratories	5.65%
Pfizer, Inc.	5.53%
Johnson & Johnson	5.53%
Amgen, Inc.	5.52%
Merck & Co., Inc.	4.95%
Eli Lilly and Co.	4.90%
Corcept Therapeutics, Inc.	4.70%
Regeneron Pharmaceuticals, Inc.	3.93%
Bristol-Myers Squibb Co.	3.85%
* Excluding money market fund holdings, if any.

C000008299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Semiconductors ETF
Class Name	Invesco Semiconductors ETF
Trading Symbol	PSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Semiconductors ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Semiconductors ETF	$28	0.55%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[11]
Net Assets	$ 703,835,041
Holdings Count | Holding	33
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$703,835,041%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.52%
NVIDIA Corp.	5.44%
Micron Technology, Inc.	5.35%
Texas Instruments, Inc.	5.07%
Analog Devices, Inc.	5.05%
QUALCOMM, Inc.	4.92%
Applied Materials, Inc.	4.87%
Lam Research Corp.	4.76%
Astera Labs, Inc.	4.50%
Semtech Corp.	3.32%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.52%
NVIDIA Corp.	5.44%
Micron Technology, Inc.	5.35%
Texas Instruments, Inc.	5.07%
Analog Devices, Inc.	5.05%
QUALCOMM, Inc.	4.92%
Applied Materials, Inc.	4.87%
Lam Research Corp.	4.76%
Astera Labs, Inc.	4.50%
Semtech Corp.	3.32%
* Excluding money market fund holdings, if any.

C000008300 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AI and Next Gen Software ETF
Class Name	Invesco AI and Next Gen Software ETF
Trading Symbol	IGPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AI and Next Gen Software ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AI and Next Gen Software ETF	$29	0.56%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[12]
Net Assets	$ 388,711,125
Holdings Count | Holding	101
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$388,711,125%
Total number of portfolio holdings	$101%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.63%
Alphabet, Inc., Class A	8.57%
Meta Platforms, Inc., Class A	8.37%
Advanced Micro Devices, Inc.	7.40%
Adobe, Inc.	6.31%
Intuitive Surgical, Inc.	4.44%
QUALCOMM, Inc.	4.30%
Micron Technology, Inc.	3.94%
Keyence Corp.	3.32%
Intel Corp.	3.09%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.63%
Alphabet, Inc., Class A	8.57%
Meta Platforms, Inc., Class A	8.37%
Advanced Micro Devices, Inc.	7.40%
Adobe, Inc.	6.31%
Intuitive Surgical, Inc.	4.44%
QUALCOMM, Inc.	4.30%
Micron Technology, Inc.	3.94%
Keyence Corp.	3.32%
Intel Corp.	3.09%
* Excluding money market fund holdings, if any.

C000008303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Dividend AchieversTM ETF
Class Name	Invesco International Dividend AchieversTM ETF
Trading Symbol	PID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Dividend AchieversTM ETF	$28	0.53%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[13]
Net Assets	$ 851,484,342
Holdings Count | Holding	47
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$851,484,342%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Brookfield Renewable Partners L.P.	4.28%
Brookfield Infrastructure Partners L.P.	4.21%
TC Energy Corp.	4.10%
Coca-Cola FEMSA S.A.B. de C.V., ADR	4.04%
TELUS Corp.	4.00%
Enbridge, Inc.	3.97%
National Grid PLC, ADR	3.90%
Canadian Imperial Bank of Commerce	3.86%
British American Tobacco PLC, ADR	3.81%
BCE, Inc.	3.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Brookfield Renewable Partners L.P.	4.28%
Brookfield Infrastructure Partners L.P.	4.21%
TC Energy Corp.	4.10%
Coca-Cola FEMSA S.A.B. de C.V., ADR	4.04%
TELUS Corp.	4.00%
Enbridge, Inc.	3.97%
National Grid PLC, ADR	3.90%
Canadian Imperial Bank of Commerce	3.86%
British American Tobacco PLC, ADR	3.81%
BCE, Inc.	3.77%
* Excluding money market fund holdings, if any.

C000008304 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend AchieversTM ETF
Class Name	Invesco Dividend AchieversTM ETF
Trading Symbol	PFM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend AchieversTM ETF	$28	0.53%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[14]
Net Assets	$ 700,048,664
Holdings Count | Holding	425
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$700,048,664%
Total number of portfolio holdings	$425%
Portfolio turnover rate	$1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	3.96%
Microsoft Corp.	3.91%
Broadcom, Inc.	3.47%
Walmart, Inc.	2.91%
JPMorgan Chase & Co.	2.79%
UnitedHealth Group, Inc.	2.30%
Exxon Mobil Corp.	2.29%
Visa, Inc., Class A	2.14%
Oracle Corp.	2.05%
Mastercard, Inc., Class A	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	3.96%
Microsoft Corp.	3.91%
Broadcom, Inc.	3.47%
Walmart, Inc.	2.91%
JPMorgan Chase & Co.	2.79%
UnitedHealth Group, Inc.	2.30%
Exxon Mobil Corp.	2.29%
Visa, Inc., Class A	2.14%
Oracle Corp.	2.05%
Mastercard, Inc., Class A	2.02%
* Excluding money market fund holdings, if any.

C000008306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Aerospace & Defense ETF
Class Name	Invesco Aerospace & Defense ETF
Trading Symbol	PPA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Aerospace & Defense ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Aerospace & Defense ETF	$31	0.57%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%	[15]
Net Assets	$ 4,372,752,080
Holdings Count | Holding	57
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,372,752,080%
Total number of portfolio holdings	$57%
Portfolio turnover rate	$9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
RTX Corp.	7.51%
Boeing Co. (The)	7.01%
Lockheed Martin Corp.	7.01%
General Electric Co.	6.72%
Northrop Grumman Corp.	5.67%
General Dynamics Corp.	5.12%
Honeywell International, Inc.	4.53%
L3Harris Technologies, Inc.	4.23%
Howmet Aerospace, Inc.	4.07%
Parker-Hannifin Corp.	4.05%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
RTX Corp.	7.51%
Boeing Co. (The)	7.01%
Lockheed Martin Corp.	7.01%
General Electric Co.	6.72%
Northrop Grumman Corp.	5.67%
General Dynamics Corp.	5.12%
Honeywell International, Inc.	4.53%
L3Harris Technologies, Inc.	4.23%
Howmet Aerospace, Inc.	4.07%
Parker-Hannifin Corp.	4.05%
* Excluding money market fund holdings, if any.

C000008307 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Building & Construction ETF
Class Name	Invesco Building & Construction ETF
Trading Symbol	PKB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Building & Construction ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Building & Construction ETF	$31	0.57%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%	[16]
Net Assets	$ 390,270,272
Holdings Count | Holding	33
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$390,270,272%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Martin Marietta Materials, Inc.	5.42%
CRH PLC	5.13%
Trane Technologies PLC	4.98%
Carlisle Cos., Inc.	4.80%
NVR, Inc.	4.78%
PulteGroup, Inc.	4.67%
Argan, Inc.	4.44%
Lennar Corp., Class A	4.43%
D.R. Horton, Inc.	4.27%
United States Lime & Minerals, Inc.	3.69%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Martin Marietta Materials, Inc.	5.42%
CRH PLC	5.13%
Trane Technologies PLC	4.98%
Carlisle Cos., Inc.	4.80%
NVR, Inc.	4.78%
PulteGroup, Inc.	4.67%
Argan, Inc.	4.44%
Lennar Corp., Class A	4.43%
D.R. Horton, Inc.	4.27%
United States Lime & Minerals, Inc.	3.69%
* Excluding money market fund holdings, if any.

C000008308 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Exploration & Production ETF
Class Name	Invesco Energy Exploration & Production ETF
Trading Symbol	PXE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Exploration & Production ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Exploration & Production ETF	$29	0.62%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.62%	[17]
Net Assets	$ 106,644,644
Holdings Count | Holding	33
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$106,644,644%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Coterra Energy, Inc.	5.41%
EOG Resources, Inc.	5.20%
Valero Energy Corp.	5.05%
Diamondback Energy, Inc.	4.98%
Ovintiv, Inc.	4.97%
Phillips 66	4.97%
Devon Energy Corp.	4.75%
Marathon Petroleum Corp.	4.69%
CNX Resources Corp.	3.70%
Expand Energy Corp.	3.47%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coterra Energy, Inc.	5.41%
EOG Resources, Inc.	5.20%
Valero Energy Corp.	5.05%
Diamondback Energy, Inc.	4.98%
Ovintiv, Inc.	4.97%
Phillips 66	4.97%
Devon Energy Corp.	4.75%
Marathon Petroleum Corp.	4.69%
CNX Resources Corp.	3.70%
Expand Energy Corp.	3.47%
* Excluding money market fund holdings, if any.

C000008310 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Oil & Gas Services ETF
Class Name	Invesco Oil & Gas Services ETF
Trading Symbol	PXJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Oil & Gas Services ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Oil & Gas Services ETF	$30	0.63%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%	[18],[19]
Net Assets	$ 42,397,212
Holdings Count | Holding	33
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$42,397,212%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Baker Hughes Co., Class A	6.01%
TechnipFMC PLC	5.56%
Schlumberger N.V.	4.97%
Halliburton Co.	4.90%
NOV, Inc.	4.85%
Patterson-UTI Energy, Inc.	4.65%
Weatherford International PLC	4.11%
Tidewater, Inc.	3.75%
Kodiak Gas Services, Inc.	3.56%
Core Laboratories, Inc.	3.07%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Baker Hughes Co., Class A	6.01%
TechnipFMC PLC	5.56%
Schlumberger N.V.	4.97%
Halliburton Co.	4.90%
NOV, Inc.	4.85%
Patterson-UTI Energy, Inc.	4.65%
Weatherford International PLC	4.11%
Tidewater, Inc.	3.75%
Kodiak Gas Services, Inc.	3.56%
Core Laboratories, Inc.	3.07%
* Excluding money market fund holdings, if any.

C000008312 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Equity Dividend AchieversTM ETF
Class Name	Invesco High Yield Equity Dividend AchieversTM ETF
Trading Symbol	PEY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Equity Dividend AchieversTM ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Equity Dividend AchieversTM ETF	$28	0.52%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[20]
Net Assets	$ 1,218,609,960
Holdings Count | Holding	53
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,218,609,960%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Walgreens Boots Alliance, Inc.	4.12%
Altria Group, Inc.	3.36%
Verizon Communications, Inc.	2.92%
Cogent Communications Holdings, Inc.	2.89%
Franklin Resources, Inc.	2.84%
First Interstate BancSystem, Inc., Class A	2.73%
UGI Corp.	2.63%
Pfizer, Inc.	2.55%
Universal Corp.	2.52%
Bristol-Myers Squibb Co.	2.41%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walgreens Boots Alliance, Inc.	4.12%
Altria Group, Inc.	3.36%
Verizon Communications, Inc.	2.92%
Cogent Communications Holdings, Inc.	2.89%
Franklin Resources, Inc.	2.84%
First Interstate BancSystem, Inc., Class A	2.73%
UGI Corp.	2.63%
Pfizer, Inc.	2.55%
Universal Corp.	2.52%
Bristol-Myers Squibb Co.	2.41%
* Excluding money market fund holdings, if any.

C000008313 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Utilities Momentum ETF
Class Name	Invesco Dorsey Wright Utilities Momentum ETF
Trading Symbol	PUI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Utilities Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Utilities Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[21],[22]
Net Assets	$ 53,394,003
Holdings Count | Holding	36
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$53,394,003%
Total number of portfolio holdings	$36%
Portfolio turnover rate	$26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vistra Corp.	4.43%
Constellation Energy Corp.	4.02%
ONEOK, Inc.	3.79%
PG&E Corp.	3.71%
Duke Energy Corp.	3.58%
Public Service Enterprise Group, Inc.	3.56%
Atmos Energy Corp.	3.55%
NiSource, Inc.	3.54%
WEC Energy Group, Inc.	3.46%
Xcel Energy, Inc.	3.37%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vistra Corp.	4.43%
Constellation Energy Corp.	4.02%
ONEOK, Inc.	3.79%
PG&E Corp.	3.71%
Duke Energy Corp.	3.58%
Public Service Enterprise Group, Inc.	3.56%
Atmos Energy Corp.	3.55%
NiSource, Inc.	3.54%
WEC Energy Group, Inc.	3.46%
Xcel Energy, Inc.	3.37%
* Excluding money market fund holdings, if any.

C000008315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Water Resources ETF
Class Name	Invesco Water Resources ETF
Trading Symbol	PHO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Water Resources ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Water Resources ETF	$31	0.59%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[23]
Net Assets	$ 2,223,485,977
Holdings Count | Holding	41
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,223,485,977%
Total number of portfolio holdings	$41%
Portfolio turnover rate	$11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Ecolab, Inc.	7.95%
Roper Technologies, Inc.	7.95%
Ferguson Enterprises, Inc.	7.83%
Xylem, Inc.	6.25%
Veralto Corp.	6.07%
Pentair PLC	4.58%
AECOM	4.37%
IDEX Corp.	4.26%
American Water Works Co., Inc.	3.95%
Itron, Inc.	3.95%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ecolab, Inc.	7.95%
Roper Technologies, Inc.	7.95%
Ferguson Enterprises, Inc.	7.83%
Xylem, Inc.	6.25%
Veralto Corp.	6.07%
Pentair PLC	4.58%
AECOM	4.37%
IDEX Corp.	4.26%
American Water Works Co., Inc.	3.95%
Itron, Inc.	3.95%
* Excluding money market fund holdings, if any.

C000008316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Quality ETF
Class Name	Invesco S&P 500® Quality ETF
Trading Symbol	SPHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Quality ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Quality ETF	$8	0.15%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[24],[25]
Net Assets	$ 11,384,359,030
Holdings Count | Holding	103
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$11,384,359,030%
Total number of portfolio holdings	$103%
Portfolio turnover rate	$33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.45%
Mastercard, Inc., Class A	5.41%
Johnson & Johnson	5.28%
Visa, Inc., Class A	5.14%
Apple, Inc.	5.09%
Microsoft Corp.	4.42%
Costco Wholesale Corp.	4.20%
Procter & Gamble Co. (The)	3.98%
Netflix, Inc.	3.95%
Adobe, Inc.	2.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	5.45%
Mastercard, Inc., Class A	5.41%
Johnson & Johnson	5.28%
Visa, Inc., Class A	5.14%
Apple, Inc.	5.09%
Microsoft Corp.	4.42%
Costco Wholesale Corp.	4.20%
Procter & Gamble Co. (The)	3.98%
Netflix, Inc.	3.95%
Adobe, Inc.	2.67%
* Excluding money market fund holdings, if any.

C000008319 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Golden Dragon China ETF
Class Name	Invesco Golden Dragon China ETF
Trading Symbol	PGJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Golden Dragon China ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Golden Dragon China ETF	$38	0.70%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[26]
Net Assets	$ 162,348,623
Holdings Count | Holding	67
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$162,348,623%
Total number of portfolio holdings	$67%
Portfolio turnover rate	$9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JD.com, Inc., ADR	9.49%
Trip.com Group Ltd., ADR	8.85%
Yum China Holdings, Inc.	8.28%
Alibaba Group Holding Ltd., ADR	7.62%
Baidu, Inc., ADR	6.28%
KE Holdings, Inc., ADR	4.79%
NIO, Inc., ADR	3.60%
ZTO Express (Cayman), Inc., ADR	3.49%
Tencent Music Entertainment Group, ADR	3.45%
New Oriental Education & Technology Group, Inc., ADR	3.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JD.com, Inc., ADR	9.49%
Trip.com Group Ltd., ADR	8.85%
Yum China Holdings, Inc.	8.28%
Alibaba Group Holding Ltd., ADR	7.62%
Baidu, Inc., ADR	6.28%
KE Holdings, Inc., ADR	4.79%
NIO, Inc., ADR	3.60%
ZTO Express (Cayman), Inc., ADR	3.49%
Tencent Music Entertainment Group, ADR	3.45%
New Oriental Education & Technology Group, Inc., ADR	3.30%
* Excluding money market fund holdings, if any.

C000008320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco WilderHill Clean Energy ETF
Class Name	Invesco WilderHill Clean Energy ETF
Trading Symbol	PBW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco WilderHill Clean Energy ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco WilderHill Clean Energy ETF	$33	0.66%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[27]
Net Assets	$ 313,458,164
Holdings Count | Holding	71
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$313,458,164%
Total number of portfolio holdings	$71%
Portfolio turnover rate	$31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Arcadium Lithium PLC	3.25%
EVgo, Inc.	2.74%
Lithium Americas Corp.	2.70%
Standard Lithium Ltd.	2.61%
Wolfspeed, Inc.	2.41%
Lithium Americas (Argentina) Corp.	2.13%
JinkoSolar Holding Co. Ltd., ADR	2.12%
Eos Energy Enterprises, Inc.	1.97%
MYR Group, Inc.	1.89%
MP Materials Corp.	1.86%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Arcadium Lithium PLC	3.25%
EVgo, Inc.	2.74%
Lithium Americas Corp.	2.70%
Standard Lithium Ltd.	2.61%
Wolfspeed, Inc.	2.41%
Lithium Americas (Argentina) Corp.	2.13%
JinkoSolar Holding Co. Ltd., ADR	2.12%
Eos Energy Enterprises, Inc.	1.97%
MYR Group, Inc.	1.89%
MP Materials Corp.	1.86%
* Excluding money market fund holdings, if any.

C000008321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Large Cap Growth ETF
Class Name	Invesco Large Cap Growth ETF
Trading Symbol	PWB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Large Cap Growth ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Large Cap Growth ETF	$30	0.55%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%	[28]
Net Assets	$ 931,973,376
Holdings Count | Holding	53
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$931,973,376%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Oracle Corp.	3.90%
Salesforce, Inc.	3.55%
T-Mobile US, Inc.	3.52%
Meta Platforms, Inc., Class A	3.52%
Netflix, Inc.	3.50%
Amazon.com, Inc.	3.47%
Visa, Inc., Class A	3.45%
Mastercard, Inc., Class A	3.39%
Alphabet, Inc., Class A	3.34%
NVIDIA Corp.	3.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Oracle Corp.	3.90%
Salesforce, Inc.	3.55%
T-Mobile US, Inc.	3.52%
Meta Platforms, Inc., Class A	3.52%
Netflix, Inc.	3.50%
Amazon.com, Inc.	3.47%
Visa, Inc., Class A	3.45%
Mastercard, Inc., Class A	3.39%
Alphabet, Inc., Class A	3.34%
NVIDIA Corp.	3.33%
* Excluding money market fund holdings, if any.

C000008322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Large Cap Value ETF
Class Name	Invesco Large Cap Value ETF
Trading Symbol	PWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Large Cap Value ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Large Cap Value ETF	$29	0.55%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[29]
Net Assets	$ 983,651,040
Holdings Count | Holding	53
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$983,651,040%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.81%
Bank of America Corp.	3.48%
AbbVie, Inc.	3.43%
International Business Machines Corp.	3.43%
Verizon Communications, Inc.	3.36%
Chevron Corp.	3.34%
JPMorgan Chase & Co.	3.33%
Abbott Laboratories	3.31%
Exxon Mobil Corp.	3.27%
Johnson & Johnson	3.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.81%
Bank of America Corp.	3.48%
AbbVie, Inc.	3.43%
International Business Machines Corp.	3.43%
Verizon Communications, Inc.	3.36%
Chevron Corp.	3.34%
JPMorgan Chase & Co.	3.33%
Abbott Laboratories	3.31%
Exxon Mobil Corp.	3.27%
Johnson & Johnson	3.24%
* Excluding money market fund holdings, if any.

C000008323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Momentum ETF
Class Name	Invesco S&P MidCap Momentum ETF
Trading Symbol	XMMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Momentum ETF	$16	0.30%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[30]
Net Assets	$ 2,644,993,482
Holdings Count | Holding	80
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,644,993,482%
Total number of portfolio holdings	$80%
Portfolio turnover rate	$52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
EMCOR Group, Inc.	3.40%
Williams-Sonoma, Inc.	3.08%
Reinsurance Group of America, Inc.	2.80%
Sprouts Farmers Market, Inc.	2.76%
Lennox International, Inc.	2.67%
Texas Pacific Land Corp.	2.54%
Tenet Healthcare Corp.	2.49%
Curtiss-Wright Corp.	2.47%
Carlisle Cos., Inc.	2.39%
Equitable Holdings, Inc.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EMCOR Group, Inc.	3.40%
Williams-Sonoma, Inc.	3.08%
Reinsurance Group of America, Inc.	2.80%
Sprouts Farmers Market, Inc.	2.76%
Lennox International, Inc.	2.67%
Texas Pacific Land Corp.	2.54%
Tenet Healthcare Corp.	2.49%
Curtiss-Wright Corp.	2.47%
Carlisle Cos., Inc.	2.39%
Equitable Holdings, Inc.	2.15%
* Excluding money market fund holdings, if any.

C000008324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Value with Momentum ETF
Class Name	Invesco S&P MidCap Value with Momentum ETF
Trading Symbol	XMVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Value with Momentum ETF	$21	0.39%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[31]
Net Assets	$ 258,187,135
Holdings Count | Holding	82
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$258,187,135%
Total number of portfolio holdings	$82%
Portfolio turnover rate	$35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Lithia Motors, Inc., Class A	2.93%
Avnet, Inc.	2.32%
Unum Group	1.99%
CNX Resources Corp.	1.91%
United States Steel Corp.	1.86%
Arrow Electronics, Inc.	1.86%
Graham Holdings Co., Class B	1.79%
Performance Food Group Co.	1.77%
CNO Financial Group, Inc.	1.77%
Taylor Morrison Home Corp., Class A	1.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lithia Motors, Inc., Class A	2.93%
Avnet, Inc.	2.32%
Unum Group	1.99%
CNX Resources Corp.	1.91%
United States Steel Corp.	1.86%
Arrow Electronics, Inc.	1.86%
Graham Holdings Co., Class B	1.79%
Performance Food Group Co.	1.77%
CNO Financial Group, Inc.	1.77%
Taylor Morrison Home Corp., Class A	1.76%
* Excluding money market fund holdings, if any.

C000032719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco FTSE RAFI US 1000 ETF
Class Name	Invesco FTSE RAFI US 1000 ETF
Trading Symbol	PRF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco FTSE RAFI US 1000 ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco FTSE RAFI US 1000 ETF	$21	0.39%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[32]
Net Assets	$ 7,323,559,523
Holdings Count | Holding	1,008
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$7,323,559,523%
Total number of portfolio holdings	$1,008%
Portfolio turnover rate	$1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	2.36%
Berkshire Hathaway, Inc., Class B	2.34%
Exxon Mobil Corp.	2.25%
JPMorgan Chase & Co.	2.09%
Microsoft Corp.	1.84%
Amazon.com, Inc.	1.59%
Bank of America Corp.	1.29%
Verizon Communications, Inc.	1.27%
AT&T, Inc.	1.24%
Wells Fargo & Co.	1.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	2.36%
Berkshire Hathaway, Inc., Class B	2.34%
Exxon Mobil Corp.	2.25%
JPMorgan Chase & Co.	2.09%
Microsoft Corp.	1.84%
Amazon.com, Inc.	1.59%
Bank of America Corp.	1.29%
Verizon Communications, Inc.	1.27%
AT&T, Inc.	1.24%
Wells Fargo & Co.	1.19%
* Excluding money market fund holdings, if any.

C000033024 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Internet ETF
Class Name	Invesco NASDAQ Internet ETF
Trading Symbol	PNQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ Internet ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Internet ETF	$32	0.60%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[33]
Net Assets	$ 776,031,858
Holdings Count | Holding	81
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$776,031,858%
Total number of portfolio holdings	$81%
Portfolio turnover rate	$7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	8.27%
Alphabet, Inc., Class C	7.94%
Amazon.com, Inc.	7.93%
Apple, Inc.	7.49%
Microsoft Corp.	7.40%
Booking Holdings, Inc.	4.55%
Salesforce, Inc.	4.37%
Netflix, Inc.	4.09%
Walt Disney Co. (The)	4.04%
Uber Technologies, Inc.	3.74%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., Class A	8.27%
Alphabet, Inc., Class C	7.94%
Amazon.com, Inc.	7.93%
Apple, Inc.	7.49%
Microsoft Corp.	7.40%
Booking Holdings, Inc.	4.55%
Salesforce, Inc.	4.37%
Netflix, Inc.	4.09%
Walt Disney Co. (The)	4.04%
Uber Technologies, Inc.	3.74%
* Excluding money market fund holdings, if any.

C000035317 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Energy Momentum ETF
Class Name	Invesco Dorsey Wright Energy Momentum ETF
Trading Symbol	PXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Energy Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Energy Momentum ETF	$29	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[34],[35]
Net Assets	$ 65,188,639
Holdings Count | Holding	44
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$65,188,639%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Texas Pacific Land Corp.	8.79%
Targa Resources Corp.	6.96%
Weatherford International PLC	5.60%
Diamondback Energy, Inc.	3.86%
Marathon Petroleum Corp.	3.26%
Alpha Metallurgical Resources, Inc.	3.14%
Williams Cos., Inc. (The)	3.08%
Permian Resources Corp.	2.81%
Kinder Morgan, Inc.	2.66%
Viper Energy, Inc.	2.66%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Texas Pacific Land Corp.	8.79%
Targa Resources Corp.	6.96%
Weatherford International PLC	5.60%
Diamondback Energy, Inc.	3.86%
Marathon Petroleum Corp.	3.26%
Alpha Metallurgical Resources, Inc.	3.14%
Williams Cos., Inc. (The)	3.08%
Permian Resources Corp.	2.81%
Kinder Morgan, Inc.	2.66%
Viper Energy, Inc.	2.66%
* Excluding money market fund holdings, if any.

C000035318 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Financial Momentum ETF
Class Name	Invesco Dorsey Wright Financial Momentum ETF
Trading Symbol	PFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Financial Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Financial Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[36],[37]
Net Assets	$ 67,929,054
Holdings Count | Holding	47
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$67,929,054%
Total number of portfolio holdings	$47%
Portfolio turnover rate	$55%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Mastercard, Inc., Class A	5.31%
Ares Management Corp., Class A	4.57%
Ameriprise Financial, Inc.	4.51%
FTAI Aviation Ltd.	4.20%
KKR & Co., Inc., Class A	3.72%
JPMorgan Chase & Co.	3.62%
Visa, Inc., Class A	3.32%
First Citizens BancShares, Inc., Class A	2.78%
Evercore, Inc., Class A	2.73%
Western Alliance Bancorporation	2.73%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mastercard, Inc., Class A	5.31%
Ares Management Corp., Class A	4.57%
Ameriprise Financial, Inc.	4.51%
FTAI Aviation Ltd.	4.20%
KKR & Co., Inc., Class A	3.72%
JPMorgan Chase & Co.	3.62%
Visa, Inc., Class A	3.32%
First Citizens BancShares, Inc., Class A	2.78%
Evercore, Inc., Class A	2.73%
Western Alliance Bancorporation	2.73%
* Excluding money market fund holdings, if any.

C000035320 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Healthcare Momentum ETF
Class Name	Invesco Dorsey Wright Healthcare Momentum ETF
Trading Symbol	PTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Healthcare Momentum ETF	$32	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[38],[39]
Net Assets	$ 140,919,557
Holdings Count | Holding	61
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$140,919,557%
Total number of portfolio holdings	$61%
Portfolio turnover rate	$98%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	4.59%
Vaxcyte, Inc.	4.39%
Tenet Healthcare Corp.	3.84%
Insmed, Inc.	3.77%
HCA Healthcare, Inc.	3.12%
Cassava Sciences, Inc.	2.97%
Natera, Inc.	2.94%
AbbVie, Inc.	2.88%
Soleno Therapeutics, Inc.	2.77%
Intuitive Surgical, Inc.	2.63%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	4.59%
Vaxcyte, Inc.	4.39%
Tenet Healthcare Corp.	3.84%
Insmed, Inc.	3.77%
HCA Healthcare, Inc.	3.12%
Cassava Sciences, Inc.	2.97%
Natera, Inc.	2.94%
AbbVie, Inc.	2.88%
Soleno Therapeutics, Inc.	2.77%
Intuitive Surgical, Inc.	2.63%
* Excluding money market fund holdings, if any.

C000035321 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Industrials Momentum ETF
Class Name	Invesco Dorsey Wright Industrials Momentum ETF
Trading Symbol	PRN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Industrials Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Industrials Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[40],[41]
Net Assets	$ 345,211,031
Holdings Count | Holding	45
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$345,211,031%
Total number of portfolio holdings	$45%
Portfolio turnover rate	$56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NuScale Power Corp.	3.95%
Quanta Services, Inc.	3.86%
W.W. Grainger, Inc.	3.83%
Comfort Systems USA, Inc.	3.80%
Watsco, Inc.	3.63%
HEICO Corp.	3.57%
Parker-Hannifin Corp.	3.54%
Cintas Corp.	3.31%
Trane Technologies PLC	3.31%
United Rentals, Inc.	3.30%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NuScale Power Corp.	3.95%
Quanta Services, Inc.	3.86%
W.W. Grainger, Inc.	3.83%
Comfort Systems USA, Inc.	3.80%
Watsco, Inc.	3.63%
HEICO Corp.	3.57%
Parker-Hannifin Corp.	3.54%
Cintas Corp.	3.31%
Trane Technologies PLC	3.31%
United Rentals, Inc.	3.30%
* Excluding money market fund holdings, if any.

C000035322 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 100 Equal Weight ETF
Class Name	Invesco S&P 100 Equal Weight ETF
Trading Symbol	EQWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 100 Equal Weight ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 100 Equal Weight ETF	$13	0.25%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[42],[43]
Net Assets	$ 882,857,857
Holdings Count | Holding	104
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$882,857,857%
Total number of portfolio holdings	$104%
Portfolio turnover rate	$8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	1.21%
Booking Holdings, Inc.	1.18%
Morgan Stanley	1.16%
Capital One Financial Corp.	1.15%
Salesforce, Inc.	1.12%
Charles Schwab Corp. (The)	1.12%
Bristol-Myers Squibb Co.	1.11%
PayPal Holdings, Inc.	1.11%
NVIDIA Corp.	1.09%
Citigroup, Inc.	1.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	1.21%
Booking Holdings, Inc.	1.18%
Morgan Stanley	1.16%
Capital One Financial Corp.	1.15%
Salesforce, Inc.	1.12%
Charles Schwab Corp. (The)	1.12%
Bristol-Myers Squibb Co.	1.11%
PayPal Holdings, Inc.	1.11%
NVIDIA Corp.	1.09%
Citigroup, Inc.	1.09%
* Excluding money market fund holdings, if any.

C000035324 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Quality ETF
Class Name	Invesco S&P MidCap Quality ETF
Trading Symbol	XMHQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap Quality ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Quality ETF	$13	0.25%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[44],[45]
Net Assets	$ 5,706,661,196
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$5,706,661,196%
Total number of portfolio holdings	$80%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Manhattan Associates, Inc.	4.02%
Carlisle Cos., Inc.	3.79%
Williams-Sonoma, Inc.	3.68%
EMCOR Group, Inc.	3.57%
RenaissanceRe Holdings Ltd.	2.44%
Tenet Healthcare Corp.	2.38%
Comfort Systems USA, Inc.	2.31%
Reliance, Inc.	2.30%
Owens Corning	2.05%
Toll Brothers, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Manhattan Associates, Inc.	4.02%
Carlisle Cos., Inc.	3.79%
Williams-Sonoma, Inc.	3.68%
EMCOR Group, Inc.	3.57%
RenaissanceRe Holdings Ltd.	2.44%
Tenet Healthcare Corp.	2.38%
Comfort Systems USA, Inc.	2.31%
Reliance, Inc.	2.30%
Owens Corning	2.05%
Toll Brothers, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000035326 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Technology Momentum ETF
Class Name	Invesco Dorsey Wright Technology Momentum ETF
Trading Symbol	PTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Technology Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Technology Momentum ETF	$33	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[46],[47]
Net Assets	$ 463,534,323
Holdings Count | Holding	45
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$463,534,323%
Total number of portfolio holdings	$45%
Portfolio turnover rate	$109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
AppLovin Corp., Class A	8.32%
Apple, Inc.	6.57%
Fair Isaac Corp.	4.09%
Arista Networks, Inc.	3.69%
Zeta Global Holdings Corp., Class A	3.50%
KLA Corp.	3.33%
CommScope Holding Co., Inc.	3.21%
Nutanix, Inc., Class A	2.85%
Coherent Corp.	2.67%
Palantir Technologies, Inc., Class A	2.65%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AppLovin Corp., Class A	8.32%
Apple, Inc.	6.57%
Fair Isaac Corp.	4.09%
Arista Networks, Inc.	3.69%
Zeta Global Holdings Corp., Class A	3.50%
KLA Corp.	3.33%
CommScope Holding Co., Inc.	3.21%
Nutanix, Inc., Class A	2.85%
Coherent Corp.	2.67%
Palantir Technologies, Inc., Class A	2.65%
* Excluding money market fund holdings, if any.

C000035327 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BuyBack AchieversTM ETF
Class Name	Invesco BuyBack AchieversTM ETF
Trading Symbol	PKW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco BuyBack AchieversTM ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco BuyBack AchieversTM ETF	$33	0.62%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[48]
Net Assets	$ 1,210,932,449
Holdings Count | Holding	199
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,210,932,449%
Total number of portfolio holdings	$199%
Portfolio turnover rate	$3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	5.42%
Booking Holdings, Inc.	5.41%
Comcast Corp., Class A	5.24%
Johnson & Johnson	4.95%
Lockheed Martin Corp.	4.49%
Fiserv, Inc.	3.93%
Deere & Co.	3.82%
HCA Healthcare, Inc.	3.20%
PayPal Holdings, Inc.	2.80%
Marriott International, Inc., Class A	2.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
T-Mobile US, Inc.	5.42%
Booking Holdings, Inc.	5.41%
Comcast Corp., Class A	5.24%
Johnson & Johnson	4.95%
Lockheed Martin Corp.	4.49%
Fiserv, Inc.	3.93%
Deere & Co.	3.82%
HCA Healthcare, Inc.	3.20%
PayPal Holdings, Inc.	2.80%
Marriott International, Inc., Class A	2.53%
* Excluding money market fund holdings, if any.

C000035336 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco FTSE RAFI US 1500 Small-Mid ETF
Class Name	Invesco FTSE RAFI US 1500 Small-Mid ETF
Trading Symbol	PRFZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco FTSE RAFI US 1500 Small-Mid ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco FTSE RAFI US 1500 Small-Mid ETF	$21	0.39%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[49],[50]
Net Assets	$ 2,524,554,055
Holdings Count | Holding	1,464
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$2,524,554,055%
Total number of portfolio holdings	$1,464%
Portfolio turnover rate	$2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Carvana Co.	0.60%
CommScope Holding Co., Inc.	0.47%
AppLovin Corp., Class A	0.38%
Brinker International, Inc.	0.36%
FTAI Aviation Ltd.	0.33%
Carpenter Technology Corp.	0.33%
Emergent BioSolutions, Inc.	0.32%
Texas Pacific Land Corp.	0.31%
Virtu Financial, Inc., Class A	0.31%
EchoStar Corp., Class A	0.28%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carvana Co.	0.60%
CommScope Holding Co., Inc.	0.47%
AppLovin Corp., Class A	0.38%
Brinker International, Inc.	0.36%
FTAI Aviation Ltd.	0.33%
Carpenter Technology Corp.	0.33%
Emergent BioSolutions, Inc.	0.32%
Texas Pacific Land Corp.	0.31%
Virtu Financial, Inc., Class A	0.31%
EchoStar Corp., Class A	0.28%
* Excluding money market fund holdings, if any.

C000035338 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Sustainable Future ETF
Class Name	Invesco MSCI Sustainable Future ETF
Trading Symbol	ERTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI Sustainable Future ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Sustainable Future ETF	$34	0.65%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[51],[52]
Net Assets	$ 164,847,523
Holdings Count | Holding	141
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$164,847,523%
Total number of portfolio holdings	$141%
Portfolio turnover rate	$14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	5.74%
Tesla, Inc.	5.55%
NVIDIA Corp.	5.12%
First Solar, Inc.	4.34%
Vestas Wind Systems A/S	4.00%
Daiwa House Industry Co. Ltd.	3.86%
Li Auto, Inc., A Shares	3.56%
LG Energy Solution Ltd.	3.15%
Kingspan Group PLC	3.12%
Enphase Energy, Inc.	2.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	5.74%
Tesla, Inc.	5.55%
NVIDIA Corp.	5.12%
First Solar, Inc.	4.34%
Vestas Wind Systems A/S	4.00%
Daiwa House Industry Co. Ltd.	3.86%
Li Auto, Inc., A Shares	3.56%
LG Energy Solution Ltd.	3.15%
Kingspan Group PLC	3.12%
Enphase Energy, Inc.	2.59%
* Excluding money market fund holdings, if any.

C000035343 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Basic Materials Momentum ETF
Class Name	Invesco Dorsey Wright Basic Materials Momentum ETF
Trading Symbol	PYZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Basic Materials Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Basic Materials Momentum ETF	$31	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[53],[54]
Net Assets	$ 58,663,680
Holdings Count | Holding	50
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$58,663,680%
Total number of portfolio holdings	$50%
Portfolio turnover rate	$35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	4.40%
RPM International, Inc.	4.25%
Linde PLC	3.92%
Avery Dennison Corp.	3.84%
Air Products and Chemicals, Inc.	3.75%
ATI, Inc.	3.55%
Reliance, Inc.	3.30%
Eastman Chemical Co.	2.85%
Nucor Corp.	2.67%
CF Industries Holdings, Inc.	2.62%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carpenter Technology Corp.	4.40%
RPM International, Inc.	4.25%
Linde PLC	3.92%
Avery Dennison Corp.	3.84%
Air Products and Chemicals, Inc.	3.75%
ATI, Inc.	3.55%
Reliance, Inc.	3.30%
Eastman Chemical Co.	2.85%
Nucor Corp.	2.67%
CF Industries Holdings, Inc.	2.62%
* Excluding money market fund holdings, if any.

C000035344 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Class Name	Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Trading Symbol	PEZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF	$32	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[55],[56]
Net Assets	$ 69,505,553
Holdings Count | Holding	43
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$69,505,553%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$80%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Carvana Co.	6.39%
Modine Manufacturing Co.	5.24%
Royal Caribbean Cruises Ltd.	4.70%
Toll Brothers, Inc.	4.05%
Cava Group, Inc.	3.75%
Murphy USA, Inc.	3.63%
Amazon.com, Inc.	3.62%
Netflix, Inc.	3.48%
Texas Roadhouse, Inc.	3.04%
PulteGroup, Inc.	3.04%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carvana Co.	6.39%
Modine Manufacturing Co.	5.24%
Royal Caribbean Cruises Ltd.	4.70%
Toll Brothers, Inc.	4.05%
Cava Group, Inc.	3.75%
Murphy USA, Inc.	3.63%
Amazon.com, Inc.	3.62%
Netflix, Inc.	3.48%
Texas Roadhouse, Inc.	3.04%
PulteGroup, Inc.	3.04%
* Excluding money market fund holdings, if any.

C000035345 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Consumer Staples Momentum ETF
Class Name	Invesco Dorsey Wright Consumer Staples Momentum ETF
Trading Symbol	PSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Consumer Staples Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Consumer Staples Momentum ETF	$32	0.60%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[57],[58]
Net Assets	$ 88,436,102
Holdings Count | Holding	45
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$88,436,102%
Total number of portfolio holdings	$45%
Portfolio turnover rate	$52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	3.76%
Altria Group, Inc.	3.57%
Church & Dwight Co., Inc.	3.35%
Casey's General Stores, Inc.	3.35%
Monster Beverage Corp.	3.27%
Service Corp. International	3.26%
Costco Wholesale Corp.	3.20%
Procter & Gamble Co. (The)	2.99%
Kroger Co. (The)	2.93%
Freshpet, Inc.	2.90%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sprouts Farmers Market, Inc.	3.76%
Altria Group, Inc.	3.57%
Church & Dwight Co., Inc.	3.35%
Casey's General Stores, Inc.	3.35%
Monster Beverage Corp.	3.27%
Service Corp. International	3.26%
Costco Wholesale Corp.	3.20%
Procter & Gamble Co. (The)	2.99%
Kroger Co. (The)	2.93%
Freshpet, Inc.	2.90%
* Excluding money market fund holdings, if any.

C000037805 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright Momentum ETF
Class Name	Invesco Dorsey Wright Momentum ETF
Trading Symbol	PDP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Momentum ETF	$33	0.62%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[59]
Net Assets	$ 1,279,700,066
Holdings Count | Holding	103
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,279,700,066%
Total number of portfolio holdings	$103%
Portfolio turnover rate	$46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	2.96%
Mastercard, Inc., Class A	2.91%
Copart, Inc.	2.74%
Amphenol Corp., Class A	2.61%
Targa Resources Corp.	2.57%
AppLovin Corp., Class A	2.54%
TransDigm Group, Inc.	2.48%
Roper Technologies, Inc.	2.34%
Fiserv, Inc.	2.23%
W.W. Grainger, Inc.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	2.96%
Mastercard, Inc., Class A	2.91%
Copart, Inc.	2.74%
Amphenol Corp., Class A	2.61%
Targa Resources Corp.	2.57%
AppLovin Corp., Class A	2.54%
TransDigm Group, Inc.	2.48%
Roper Technologies, Inc.	2.34%
Fiserv, Inc.	2.23%
W.W. Grainger, Inc.	2.15%
* Excluding money market fund holdings, if any.

C000037806 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Financial Preferred ETF
Class Name	Invesco Financial Preferred ETF
Trading Symbol	PGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Financial Preferred ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Financial Preferred ETF	$29	0.56%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[60]
Net Assets	$ 938,878,108
Holdings Count | Holding	95
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$938,878,108%
Total number of portfolio holdings	$95%
Portfolio turnover rate	$14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.45%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.22%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.21%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.17%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.10%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.08%
MetLife, Inc., Series F, Pfd., 4.75%	1.86%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
Bank of America Corp., Series GG, Pfd., 6.00%	1.78%
M&T Bank Corp., Series J, Pfd., 7.50%	1.73%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	2.45%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	2.22%
Allstate Corp. (The), Series H, Pfd., 5.10%	2.21%
Wells Fargo & Co., Series Z, Pfd., 4.75%	2.17%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	2.10%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	2.08%
MetLife, Inc., Series F, Pfd., 4.75%	1.86%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.83%
Bank of America Corp., Series GG, Pfd., 6.00%	1.78%
M&T Bank Corp., Series J, Pfd., 7.50%	1.73%
* Excluding money market fund holdings, if any.

C000037807 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Global Listed Private Equity ETF
Class Name	Invesco Global Listed Private Equity ETF
Trading Symbol	PSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Listed Private Equity ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Listed Private Equity ETF	$35	0.65%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[61]
Net Assets	$ 254,521,241
Holdings Count | Holding	65
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$254,521,241%
Total number of portfolio holdings	$65%
Portfolio turnover rate	$17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
TPG, Inc.	6.15%
Blackstone, Inc., Class A	5.42%
KKR & Co., Inc., Class A	5.27%
Partners Group Holding AG	4.71%
Carlyle Group, Inc. (The)	4.70%
3i Group PLC	4.45%
EQT AB	4.13%
Sofina S.A.	3.94%
CVC Capital Partners PLC	3.92%
Eurazeo SE	3.91%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TPG, Inc.	6.15%
Blackstone, Inc., Class A	5.42%
KKR & Co., Inc., Class A	5.27%
Partners Group Holding AG	4.71%
Carlyle Group, Inc. (The)	4.70%
3i Group PLC	4.45%
EQT AB	4.13%
Sofina S.A.	3.94%
CVC Capital Partners PLC	3.92%
Eurazeo SE	3.91%
* Excluding money market fund holdings, if any.

C000056583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 BuyWrite ETF
Class Name	Invesco S&P 500 BuyWrite ETF
Trading Symbol	PBP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 BuyWrite ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 BuyWrite ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[62]
Net Assets	$ 90,117,774
Holdings Count | Holding	504
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$90,117,774%
Total number of portfolio holdings	$504%
Portfolio turnover rate	$4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	7.16%
NVIDIA Corp.	6.81%
Microsoft Corp.	6.29%
Amazon.com, Inc.	3.63%
Meta Platforms, Inc., Class A	2.58%
Alphabet, Inc., Class A	2.09%
Alphabet, Inc., Class C	1.73%
Berkshire Hathaway, Inc., Class B	1.72%
Broadcom, Inc.	1.65%
Tesla, Inc.	1.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	7.16%
NVIDIA Corp.	6.81%
Microsoft Corp.	6.29%
Amazon.com, Inc.	3.63%
Meta Platforms, Inc., Class A	2.58%
Alphabet, Inc., Class A	2.09%
Alphabet, Inc., Class C	1.73%
Berkshire Hathaway, Inc., Class B	1.72%
Broadcom, Inc.	1.65%
Tesla, Inc.	1.44%
* Excluding money market fund holdings, if any.

C000101127 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 GARP ETF
Class Name	Invesco S&P 500 GARP ETF
Trading Symbol	SPGP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 GARP ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 GARP ETF	$17	0.33%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[63]
Net Assets	$ 4,096,319,698
Holdings Count | Holding	78
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,096,319,698%
Total number of portfolio holdings	$78%
Portfolio turnover rate	$44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	2.85%
NVIDIA Corp.	2.40%
EOG Resources, Inc.	2.20%
Delta Air Lines, Inc.	2.17%
Arista Networks, Inc.	2.13%
Steel Dynamics, Inc.	2.04%
ConocoPhillips	1.98%
TJX Cos., Inc. (The)	1.95%
Valero Energy Corp.	1.91%
Paycom Software, Inc.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	2.85%
NVIDIA Corp.	2.40%
EOG Resources, Inc.	2.20%
Delta Air Lines, Inc.	2.17%
Arista Networks, Inc.	2.13%
Steel Dynamics, Inc.	2.04%
ConocoPhillips	1.98%
TJX Cos., Inc. (The)	1.95%
Valero Energy Corp.	1.91%
Paycom Software, Inc.	1.88%
* Excluding money market fund holdings, if any.

C000101128 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Value with Momentum ETF
Class Name	Invesco S&P 500 Value with Momentum ETF
Trading Symbol	SPVM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Value with Momentum ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Value with Momentum ETF	$21	0.39%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[64],[65]
Net Assets	$ 38,276,529
Holdings Count | Holding	103
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$38,276,529%
Total number of portfolio holdings	$103%
Portfolio turnover rate	$35%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
General Motors Co.	2.23%
M&T Bank Corp.	1.67%
Synchrony Financial	1.64%
Delta Air Lines, Inc.	1.59%
Cincinnati Financial Corp.	1.56%
Valero Energy Corp.	1.51%
Capital One Financial Corp.	1.50%
Bunge Global S.A.	1.50%
State Street Corp.	1.43%
Kroger Co. (The)	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
General Motors Co.	2.23%
M&T Bank Corp.	1.67%
Synchrony Financial	1.64%
Delta Air Lines, Inc.	1.59%
Cincinnati Financial Corp.	1.56%
Valero Energy Corp.	1.51%
Capital One Financial Corp.	1.50%
Bunge Global S.A.	1.50%
State Street Corp.	1.43%
Kroger Co. (The)	1.43%
* Excluding money market fund holdings, if any.

C000197604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Real Estate ETF
Class Name	Invesco S&P 500® Equal Weight Real Estate ETF
Trading Symbol	RSPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Real Estate ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Real Estate ETF	$22	0.40%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[66]
Net Assets	$ 111,817,824
Holdings Count | Holding	34
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$111,817,824%
Total number of portfolio holdings	$34%
Portfolio turnover rate	$7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	3.77%
CBRE Group, Inc., Class A	3.71%
Iron Mountain, Inc.	3.56%
Equinix, Inc.	3.51%
Welltower, Inc.	3.50%
Simon Property Group, Inc.	3.47%
Ventas, Inc.	3.38%
BXP, Inc.	3.38%
Healthpeak Properties, Inc.	3.34%
Host Hotels & Resorts, Inc.	3.33%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Digital Realty Trust, Inc.	3.77%
CBRE Group, Inc., Class A	3.71%
Iron Mountain, Inc.	3.56%
Equinix, Inc.	3.51%
Welltower, Inc.	3.50%
Simon Property Group, Inc.	3.47%
Ventas, Inc.	3.38%
BXP, Inc.	3.38%
Healthpeak Properties, Inc.	3.34%
Host Hotels & Resorts, Inc.	3.33%
* Excluding money market fund holdings, if any.

C000197605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Technology ETF
Class Name	Invesco S&P 500® Equal Weight Technology ETF
Trading Symbol	RSPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Technology ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Technology ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[67]
Net Assets	$ 3,373,911,926
Holdings Count | Holding	72
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$3,373,911,926%
Total number of portfolio holdings	$72%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	1.69%
Jabil, Inc.	1.68%
CrowdStrike Holdings, Inc., Class A	1.66%
Salesforce, Inc.	1.65%
Hewlett Packard Enterprise Co.	1.64%
Zebra Technologies Corp., Class A	1.64%
Corning, Inc.	1.62%
NVIDIA Corp.	1.61%
F5, Inc.	1.61%
Cisco Systems, Inc.	1.59%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Palantir Technologies, Inc., Class A	1.69%
Jabil, Inc.	1.68%
CrowdStrike Holdings, Inc., Class A	1.66%
Salesforce, Inc.	1.65%
Hewlett Packard Enterprise Co.	1.64%
Zebra Technologies Corp., Class A	1.64%
Corning, Inc.	1.62%
NVIDIA Corp.	1.61%
F5, Inc.	1.61%
Cisco Systems, Inc.	1.59%
* Excluding money market fund holdings, if any.

C000197606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Utilities ETF
Class Name	Invesco S&P 500® Equal Weight Utilities ETF
Trading Symbol	RSPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Utilities ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Utilities ETF	$22	0.40%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[68]
Net Assets	$ 366,112,338
Holdings Count | Holding	34
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$366,112,338%
Total number of portfolio holdings	$34%
Portfolio turnover rate	$9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vistra Corp.	4.57%
Constellation Energy Corp.	4.20%
Entergy Corp.	3.81%
NRG Energy, Inc.	3.49%
Public Service Enterprise Group, Inc.	3.32%
CenterPoint Energy, Inc.	3.31%
Xcel Energy, Inc.	3.27%
Ameren Corp.	3.25%
NiSource, Inc.	3.23%
Dominion Energy, Inc.	3.20%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vistra Corp.	4.57%
Constellation Energy Corp.	4.20%
Entergy Corp.	3.81%
NRG Energy, Inc.	3.49%
Public Service Enterprise Group, Inc.	3.32%
CenterPoint Energy, Inc.	3.31%
Xcel Energy, Inc.	3.27%
Ameren Corp.	3.25%
NiSource, Inc.	3.23%
Dominion Energy, Inc.	3.20%
* Excluding money market fund holdings, if any.

C000197607 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Pure Growth ETF
Class Name	Invesco S&P 500® Pure Growth ETF
Trading Symbol	RPG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Pure Growth ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[69]
Net Assets	$ 1,418,471,795
Holdings Count | Holding	69
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,418,471,795%
Total number of portfolio holdings	$69%
Portfolio turnover rate	$9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.88%
Royal Caribbean Cruises Ltd.	3.31%
Arista Networks, Inc.	3.04%
Targa Resources Corp.	2.60%
KKR & Co., Inc., Class A	2.60%
Booking Holdings, Inc.	2.52%
Monolithic Power Systems, Inc.	2.25%
Palantir Technologies, Inc., Class A	2.25%
Meta Platforms, Inc., Class A	2.19%
Vistra Corp.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	4.88%
Royal Caribbean Cruises Ltd.	3.31%
Arista Networks, Inc.	3.04%
Targa Resources Corp.	2.60%
KKR & Co., Inc., Class A	2.60%
Booking Holdings, Inc.	2.52%
Monolithic Power Systems, Inc.	2.25%
Palantir Technologies, Inc., Class A	2.25%
Meta Platforms, Inc., Class A	2.19%
Vistra Corp.	2.12%
* Excluding money market fund holdings, if any.

C000197608 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Pure Value ETF
Class Name	Invesco S&P 500® Pure Value ETF
Trading Symbol	RPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Pure Value ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Pure Value ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[70]
Net Assets	$ 1,981,714,214
Holdings Count | Holding	96
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$1,981,714,214%
Total number of portfolio holdings	$96%
Portfolio turnover rate	$4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
General Motors Co.	4.56%
Berkshire Hathaway, Inc., Class B	3.78%
United Airlines Holdings, Inc.	3.64%
Mohawk Industries, Inc.	2.35%
Viatris, Inc.	2.23%
Ford Motor Co.	2.22%
Citigroup, Inc.	2.16%
Tyson Foods, Inc., Class A	2.15%
Citizens Financial Group, Inc.	2.03%
Kroger Co. (The)	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
General Motors Co.	4.56%
Berkshire Hathaway, Inc., Class B	3.78%
United Airlines Holdings, Inc.	3.64%
Mohawk Industries, Inc.	2.35%
Viatris, Inc.	2.23%
Ford Motor Co.	2.22%
Citigroup, Inc.	2.16%
Tyson Foods, Inc., Class A	2.15%
Citizens Financial Group, Inc.	2.03%
Kroger Co. (The)	1.89%
* Excluding money market fund holdings, if any.

C000197609 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Top 50 ETF
Class Name	Invesco S&P 500® Top 50 ETF
Trading Symbol	XLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Top 50 ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Top 50 ETF	$11	0.20%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[71]
Net Assets	$ 6,957,487,539
Holdings Count | Holding	54
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$6,957,487,539%
Total number of portfolio holdings	$54%
Portfolio turnover rate	$3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	12.04%
NVIDIA Corp.	11.44%
Microsoft Corp.	10.58%
Amazon.com, Inc.	6.10%
Meta Platforms, Inc., Class A	4.34%
Alphabet, Inc., Class A	3.51%
Alphabet, Inc., Class C	2.91%
Berkshire Hathaway, Inc., Class B	2.89%
Broadcom, Inc.	2.77%
Tesla, Inc.	2.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	12.04%
NVIDIA Corp.	11.44%
Microsoft Corp.	10.58%
Amazon.com, Inc.	6.10%
Meta Platforms, Inc., Class A	4.34%
Alphabet, Inc., Class A	3.51%
Alphabet, Inc., Class C	2.91%
Berkshire Hathaway, Inc., Class B	2.89%
Broadcom, Inc.	2.77%
Tesla, Inc.	2.43%
* Excluding money market fund holdings, if any.

C000197610 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® GARP ETF
Class Name	Invesco S&P MidCap 400® GARP ETF
Trading Symbol	GRPM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® GARP ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® GARP ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[72]
Net Assets	$ 544,908,310
Holdings Count | Holding	63
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$544,908,310%
Total number of portfolio holdings	$63%
Portfolio turnover rate	$43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Lantheus Holdings, Inc.	4.11%
Roivant Sciences Ltd.	2.98%
AAON, Inc.	2.55%
Hancock Whitney Corp.	2.42%
Boyd Gaming Corp.	2.40%
Texas Roadhouse, Inc.	2.36%
Kinsale Capital Group, Inc.	2.31%
AutoNation, Inc.	2.09%
Murphy USA, Inc.	2.08%
Applied Industrial Technologies, Inc.	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lantheus Holdings, Inc.	4.11%
Roivant Sciences Ltd.	2.98%
AAON, Inc.	2.55%
Hancock Whitney Corp.	2.42%
Boyd Gaming Corp.	2.40%
Texas Roadhouse, Inc.	2.36%
Kinsale Capital Group, Inc.	2.31%
AutoNation, Inc.	2.09%
Murphy USA, Inc.	2.08%
Applied Industrial Technologies, Inc.	2.08%
* Excluding money market fund holdings, if any.

C000197611 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® Pure Growth ETF
Class Name	Invesco S&P MidCap 400® Pure Growth ETF
Trading Symbol	RFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® Pure Growth ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[73]
Net Assets	$ 318,249,895
Holdings Count | Holding	91
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$318,249,895%
Total number of portfolio holdings	$91%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
CNX Resources Corp.	3.39%
Duolingo, Inc.	3.16%
Comfort Systems USA, Inc.	2.52%
AAON, Inc.	2.29%
Ryan Specialty Holdings, Inc., Class A	2.20%
Toll Brothers, Inc.	2.15%
Lantheus Holdings, Inc.	1.95%
EMCOR Group, Inc.	1.93%
Murphy USA, Inc.	1.77%
TopBuild Corp.	1.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CNX Resources Corp.	3.39%
Duolingo, Inc.	3.16%
Comfort Systems USA, Inc.	2.52%
AAON, Inc.	2.29%
Ryan Specialty Holdings, Inc., Class A	2.20%
Toll Brothers, Inc.	2.15%
Lantheus Holdings, Inc.	1.95%
EMCOR Group, Inc.	1.93%
Murphy USA, Inc.	1.77%
TopBuild Corp.	1.74%
* Excluding money market fund holdings, if any.

C000197612 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400® Pure Value ETF
Class Name	Invesco S&P MidCap 400® Pure Value ETF
Trading Symbol	RFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400® Pure Value ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400® Pure Value ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[74]
Net Assets	$ 267,722,499
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$267,722,499%
Total number of portfolio holdings	$88%
Portfolio turnover rate	$8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Avnet, Inc.	2.80%
TD SYNNEX Corp.	2.52%
Lithia Motors, Inc., Class A	2.51%
Jones Lang LaSalle, Inc.	2.48%
MasTec, Inc.	2.45%
Tenet Healthcare Corp.	2.26%
United States Steel Corp.	2.23%
Macy's, Inc.	2.16%
Arrow Electronics, Inc.	2.07%
Nordstrom, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Avnet, Inc.	2.80%
TD SYNNEX Corp.	2.52%
Lithia Motors, Inc., Class A	2.51%
Jones Lang LaSalle, Inc.	2.48%
MasTec, Inc.	2.45%
Tenet Healthcare Corp.	2.26%
United States Steel Corp.	2.23%
Macy's, Inc.	2.16%
Arrow Electronics, Inc.	2.07%
Nordstrom, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000197614 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Class Name	Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Trading Symbol	RSPD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Discretionary ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[75]
Net Assets	$ 278,345,427
Holdings Count | Holding	53
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$278,345,427%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Norwegian Cruise Line Holdings Ltd.	2.55%
Las Vegas Sands Corp.	2.52%
Carnival Corp.	2.48%
Royal Caribbean Cruises Ltd.	2.39%
Wynn Resorts Ltd.	2.38%
Booking Holdings, Inc.	2.32%
Expedia Group, Inc.	2.24%
Garmin Ltd.	2.23%
Airbnb, Inc., Class A	2.23%
Marriott International, Inc., Class A	2.18%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Norwegian Cruise Line Holdings Ltd.	2.55%
Las Vegas Sands Corp.	2.52%
Carnival Corp.	2.48%
Royal Caribbean Cruises Ltd.	2.39%
Wynn Resorts Ltd.	2.38%
Booking Holdings, Inc.	2.32%
Expedia Group, Inc.	2.24%
Garmin Ltd.	2.23%
Airbnb, Inc., Class A	2.23%
Marriott International, Inc., Class A	2.18%
* Excluding money market fund holdings, if any.

C000197615 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® Pure Growth ETF
Class Name	Invesco S&P SmallCap 600® Pure Growth ETF
Trading Symbol	RZG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Growth ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® Pure Growth ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[76]
Net Assets	$ 106,632,334
Holdings Count | Holding	139
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$106,632,334%
Total number of portfolio holdings	$139%
Portfolio turnover rate	$10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Cinemark Holdings, Inc.	1.91%
PROG Holdings, Inc.	1.73%
TG Therapeutics, Inc.	1.51%
UFP Technologies, Inc.	1.50%
Green Brick Partners, Inc.	1.46%
Group 1 Automotive, Inc.	1.39%
Hawkins, Inc.	1.39%
SiriusPoint Ltd.	1.34%
CSW Industrials, Inc.	1.34%
Powell Industries, Inc.	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cinemark Holdings, Inc.	1.91%
PROG Holdings, Inc.	1.73%
TG Therapeutics, Inc.	1.51%
UFP Technologies, Inc.	1.50%
Green Brick Partners, Inc.	1.46%
Group 1 Automotive, Inc.	1.39%
Hawkins, Inc.	1.39%
SiriusPoint Ltd.	1.34%
CSW Industrials, Inc.	1.34%
Powell Industries, Inc.	1.32%
* Excluding money market fund holdings, if any.

C000197616 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® Pure Value ETF
Class Name	Invesco S&P SmallCap 600® Pure Value ETF
Trading Symbol	RZV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® Pure Value ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® Pure Value ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[77]
Net Assets	$ 239,649,191
Holdings Count | Holding	139
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$239,649,191%
Total number of portfolio holdings	$139%
Portfolio turnover rate	$11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	2.30%
PHINIA, Inc.	2.08%
Fresh Del Monte Produce, Inc.	2.03%
Crescent Energy Co., Class A	2.01%
United Natural Foods, Inc.	1.95%
Green Dot Corp., Class A	1.80%
Bread Financial Holdings, Inc.	1.78%
World Kinect Corp.	1.76%
Benchmark Electronics, Inc.	1.73%
Jackson Financial, Inc., Class A	1.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EchoStar Corp., Class A	2.30%
PHINIA, Inc.	2.08%
Fresh Del Monte Produce, Inc.	2.03%
Crescent Energy Co., Class A	2.01%
United Natural Foods, Inc.	1.95%
Green Dot Corp., Class A	1.80%
Bread Financial Holdings, Inc.	1.78%
World Kinect Corp.	1.76%
Benchmark Electronics, Inc.	1.73%
Jackson Financial, Inc., Class A	1.70%
* Excluding money market fund holdings, if any.

C000197618 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dow Jones Industrial Average Dividend ETF
Class Name	Invesco Dow Jones Industrial Average Dividend ETF
Trading Symbol	DJD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dow Jones Industrial Average Dividend ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dow Jones Industrial Average Dividend ETF	$4	0.07%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[78]
Net Assets	$ 310,423,702
Holdings Count | Holding	30
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$310,423,702%
Total number of portfolio holdings	$30%
Portfolio turnover rate	$8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.84%
Dow, Inc.	8.38%
Chevron Corp.	7.60%
Cisco Systems, Inc.	5.67%
International Business Machines Corp.	5.18%
Johnson & Johnson	4.71%
Amgen, Inc.	4.23%
Goldman Sachs Group, Inc. (The)	4.14%
Home Depot, Inc. (The)	4.12%
Coca-Cola Co. (The)	3.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	9.84%
Dow, Inc.	8.38%
Chevron Corp.	7.60%
Cisco Systems, Inc.	5.67%
International Business Machines Corp.	5.18%
Johnson & Johnson	4.71%
Amgen, Inc.	4.23%
Goldman Sachs Group, Inc. (The)	4.14%
Home Depot, Inc. (The)	4.12%
Coca-Cola Co. (The)	3.99%
* Excluding money market fund holdings, if any.

C000197620 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Zacks Mid-Cap ETF
Class Name	Invesco Zacks Mid-Cap ETF
Trading Symbol	CZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Zacks Mid-Cap ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Zacks Mid-Cap ETF	$37	0.69%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[79]
Net Assets	$ 203,811,192
Holdings Count | Holding	103
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$203,811,192%
Total number of portfolio holdings	$103%
Portfolio turnover rate	$61%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Vulcan Materials Co.	2.40%
Entergy Corp.	2.17%
Wabtec Corp.	2.13%
AvalonBay Communities, Inc.	2.08%
Willis Towers Watson PLC	2.01%
Xylem, Inc.	1.96%
Brown & Brown, Inc.	1.92%
PPG Industries, Inc.	1.89%
LyondellBasell Industries N.V., Class A	1.84%
State Street Corp.	1.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Vulcan Materials Co.	2.40%
Entergy Corp.	2.17%
Wabtec Corp.	2.13%
AvalonBay Communities, Inc.	2.08%
Willis Towers Watson PLC	2.01%
Xylem, Inc.	1.96%
Brown & Brown, Inc.	1.92%
PPG Industries, Inc.	1.89%
LyondellBasell Industries N.V., Class A	1.84%
State Street Corp.	1.82%
* Excluding money market fund holdings, if any.

C000197621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Zacks Multi-Asset Income ETF
Class Name	Invesco Zacks Multi-Asset Income ETF
Trading Symbol	CVY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Zacks Multi-Asset Income ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Zacks Multi-Asset Income ETF	$37	0.71%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[80]
Net Assets	$ 116,302,429
Holdings Count | Holding	152
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$116,302,429%
Total number of portfolio holdings	$152%
Portfolio turnover rate	$54%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Banco BBVA Argentina S.A., ADR	1.48%
Alliance Resource Partners L.P.	1.40%
Wells Fargo & Co.	1.17%
Omega Healthcare Investors, Inc.	1.17%
Synchrony Financial	1.14%
Citizens Financial Group, Inc., Pfd., 7.38%	1.14%
M&T Bank Corp., Series J, Pfd., 7.50%	1.13%
Black Stone Minerals L.P.	1.13%
Nuveen Preferred & Income Opportunities Fund	1.13%
PIMCO Dynamic Income Fund	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Banco BBVA Argentina S.A., ADR	1.48%
Alliance Resource Partners L.P.	1.40%
Wells Fargo & Co.	1.17%
Omega Healthcare Investors, Inc.	1.17%
Synchrony Financial	1.14%
Citizens Financial Group, Inc., Pfd., 7.38%	1.14%
M&T Bank Corp., Series J, Pfd., 7.50%	1.13%
Black Stone Minerals L.P.	1.13%
Nuveen Preferred & Income Opportunities Fund	1.13%
PIMCO Dynamic Income Fund	1.13%
* Excluding money market fund holdings, if any.

C000197622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Analyst Rating Improvers ETF
Class Name	Invesco Bloomberg Analyst Rating Improvers ETF
Trading Symbol	UPGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Analyst Rating Improvers ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[81]
Net Assets	$ 110,018,258
Holdings Count | Holding	53
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$110,018,258%
Total number of portfolio holdings	$53%
Portfolio turnover rate	$95%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Carvana Co.	3.12%
Snap, Inc., Class A	2.54%
Palantir Technologies, Inc., Class A	2.53%
Toast, Inc., Class A	2.46%
Kinder Morgan, Inc.	2.31%
Ralph Lauren Corp.	2.30%
AT&T, Inc.	2.28%
International Paper Co.	2.28%
Xcel Energy, Inc.	2.20%
PACCAR, Inc.	2.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carvana Co.	3.12%
Snap, Inc., Class A	2.54%
Palantir Technologies, Inc., Class A	2.53%
Toast, Inc., Class A	2.46%
Kinder Morgan, Inc.	2.31%
Ralph Lauren Corp.	2.30%
AT&T, Inc.	2.28%
International Paper Co.	2.28%
Xcel Energy, Inc.	2.20%
PACCAR, Inc.	2.15%
* Excluding money market fund holdings, if any.

C000197623 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Spin-Off ETF
Class Name	Invesco S&P Spin-Off ETF
Trading Symbol	CSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Spin-Off ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Spin-Off ETF	$36	0.65%†
*	Annualized.
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[82],[83]
Net Assets	$ 65,978,330
Holdings Count | Holding	33
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$65,978,330%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	8.20%
Constellation Energy Corp.	7.26%
GE HealthCare Technologies, Inc.	6.97%
Veralto Corp.	6.55%
Solventum Corp.	5.89%
ESAB Corp.	5.15%
GXO Logistics, Inc.	5.11%
Vontier Corp.	4.81%
DT Midstream, Inc.	4.66%
Crane Co.	4.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
GE Vernova, Inc.	8.20%
Constellation Energy Corp.	7.26%
GE HealthCare Technologies, Inc.	6.97%
Veralto Corp.	6.55%
Solventum Corp.	5.89%
ESAB Corp.	5.15%
GXO Logistics, Inc.	5.11%
Vontier Corp.	4.81%
DT Midstream, Inc.	4.66%
Crane Co.	4.55%
* Excluding money market fund holdings, if any.

C000197625 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Consumer Staples ETF
Class Name	Invesco S&P 500® Equal Weight Consumer Staples ETF
Trading Symbol	RSPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Consumer Staples ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Consumer Staples ETF	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[84]
Net Assets	$ 307,545,436
Holdings Count | Holding	40
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$307,545,436%
Total number of portfolio holdings	$40%
Portfolio turnover rate	$11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Lamb Weston Holdings, Inc.	3.34%
Philip Morris International, Inc.	2.91%
Monster Beverage Corp.	2.85%
Altria Group, Inc.	2.83%
Walgreens Boots Alliance, Inc.	2.83%
Walmart, Inc.	2.80%
Kellanova	2.75%
Kroger Co. (The)	2.75%
Target Corp.	2.73%
Molson Coors Beverage Co., Class B	2.73%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lamb Weston Holdings, Inc.	3.34%
Philip Morris International, Inc.	2.91%
Monster Beverage Corp.	2.85%
Altria Group, Inc.	2.83%
Walgreens Boots Alliance, Inc.	2.83%
Walmart, Inc.	2.80%
Kellanova	2.75%
Kroger Co. (The)	2.75%
Target Corp.	2.73%
Molson Coors Beverage Co., Class B	2.73%
* Excluding money market fund holdings, if any.

C000197627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Energy ETF
Class Name	Invesco S&P 500® Equal Weight Energy ETF
Trading Symbol	RSPG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Energy ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Energy ETF	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[85]
Net Assets	$ 520,427,894
Holdings Count | Holding	25
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$520,427,894%
Total number of portfolio holdings	$25%
Portfolio turnover rate	$10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	5.08%
Kinder Morgan, Inc.	5.06%
Baker Hughes Co., Class A	4.98%
Targa Resources Corp.	4.92%
EQT Corp.	4.81%
ONEOK, Inc.	4.63%
Marathon Oil Corp.	4.63%
Chevron Corp.	4.62%
ConocoPhillips	4.62%
Exxon Mobil Corp.	4.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Williams Cos., Inc. (The)	5.08%
Kinder Morgan, Inc.	5.06%
Baker Hughes Co., Class A	4.98%
Targa Resources Corp.	4.92%
EQT Corp.	4.81%
ONEOK, Inc.	4.63%
Marathon Oil Corp.	4.63%
Chevron Corp.	4.62%
ConocoPhillips	4.62%
Exxon Mobil Corp.	4.58%
* Excluding money market fund holdings, if any.

C000197628 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight ETF
Class Name	Invesco S&P 500® Equal Weight ETF
Trading Symbol	RSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight ETF	$11	0.20%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[86]
Net Assets	$ 65,825,335,591
Holdings Count | Holding	506
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$65,825,335,591%
Total number of portfolio holdings	$506%
Portfolio turnover rate	$12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	0.31%
Vistra Corp.	0.29%
Constellation Energy Corp.	0.27%
GE Vernova, Inc.	0.27%
Norwegian Cruise Line Holdings Ltd.	0.26%
Las Vegas Sands Corp.	0.26%
Carnival Corp.	0.25%
Delta Air Lines, Inc.	0.25%
Raymond James Financial, Inc.	0.25%
Paycom Software, Inc.	0.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	0.31%
Vistra Corp.	0.29%
Constellation Energy Corp.	0.27%
GE Vernova, Inc.	0.27%
Norwegian Cruise Line Holdings Ltd.	0.26%
Las Vegas Sands Corp.	0.26%
Carnival Corp.	0.25%
Delta Air Lines, Inc.	0.25%
Raymond James Financial, Inc.	0.25%
Paycom Software, Inc.	0.24%
* Excluding money market fund holdings, if any.

C000197629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Financials ETF
Class Name	Invesco S&P 500® Equal Weight Financials ETF
Trading Symbol	RSPF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Financials ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Financials ETF	$22	0.40%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[87]
Net Assets	$ 292,735,017
Holdings Count | Holding	75
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$292,735,017%
Total number of portfolio holdings	$75%
Portfolio turnover rate	$8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Raymond James Financial, Inc.	1.66%
Wells Fargo & Co.	1.63%
Morgan Stanley	1.57%
Capital One Financial Corp.	1.55%
Synchrony Financial	1.55%
Ameriprise Financial, Inc.	1.53%
M&T Bank Corp.	1.53%
Charles Schwab Corp. (The)	1.51%
Northern Trust Corp.	1.51%
PayPal Holdings, Inc.	1.50%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Raymond James Financial, Inc.	1.66%
Wells Fargo & Co.	1.63%
Morgan Stanley	1.57%
Capital One Financial Corp.	1.55%
Synchrony Financial	1.55%
Ameriprise Financial, Inc.	1.53%
M&T Bank Corp.	1.53%
Charles Schwab Corp. (The)	1.51%
Northern Trust Corp.	1.51%
PayPal Holdings, Inc.	1.50%
* Excluding money market fund holdings, if any.

C000197630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Health Care ETF
Class Name	Invesco S&P 500® Equal Weight Health Care ETF
Trading Symbol	RSPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Health Care ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Health Care ETF	$20	0.40%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[88]
Net Assets	$ 889,042,655
Holdings Count | Holding	65
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$889,042,655%
Total number of portfolio holdings	$65%
Portfolio turnover rate	$11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Incyte Corp.	1.99%
Bristol-Myers Squibb Co.	1.93%
Gilead Sciences, Inc.	1.83%
AbbVie, Inc.	1.79%
Solventum Corp.	1.77%
Labcorp Holdings, Inc.	1.76%
Intuitive Surgical, Inc.	1.75%
West Pharmaceutical Services, Inc.	1.75%
DexCom, Inc.	1.73%
Boston Scientific Corp.	1.72%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Incyte Corp.	1.99%
Bristol-Myers Squibb Co.	1.93%
Gilead Sciences, Inc.	1.83%
AbbVie, Inc.	1.79%
Solventum Corp.	1.77%
Labcorp Holdings, Inc.	1.76%
Intuitive Surgical, Inc.	1.75%
West Pharmaceutical Services, Inc.	1.75%
DexCom, Inc.	1.73%
Boston Scientific Corp.	1.72%
* Excluding money market fund holdings, if any.

C000197631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Industrials ETF
Class Name	Invesco S&P 500® Equal Weight Industrials ETF
Trading Symbol	RSPN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Industrials ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Industrials ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[89]
Net Assets	$ 642,438,652
Holdings Count | Holding	81
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$642,438,652%
Total number of portfolio holdings	$81%
Portfolio turnover rate	$11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	1.91%
GE Vernova, Inc.	1.64%
Delta Air Lines, Inc.	1.56%
Paycom Software, Inc.	1.52%
Jacobs Solutions, Inc.	1.47%
Dayforce, Inc.	1.47%
Amentum Holdings, Inc.	1.45%
Generac Holdings, Inc.	1.45%
Leidos Holdings, Inc.	1.45%
Snap-on, Inc.	1.44%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
United Airlines Holdings, Inc.	1.91%
GE Vernova, Inc.	1.64%
Delta Air Lines, Inc.	1.56%
Paycom Software, Inc.	1.52%
Jacobs Solutions, Inc.	1.47%
Dayforce, Inc.	1.47%
Amentum Holdings, Inc.	1.45%
Generac Holdings, Inc.	1.45%
Leidos Holdings, Inc.	1.45%
Snap-on, Inc.	1.44%
* Excluding money market fund holdings, if any.

C000197632 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Materials ETF
Class Name	Invesco S&P 500® Equal Weight Materials ETF
Trading Symbol	RSPM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Materials ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Materials ETF	$21	0.40%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[90]
Net Assets	$ 271,691,611
Holdings Count | Holding	31
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$271,691,611%
Total number of portfolio holdings	$31%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Steel Dynamics, Inc.	4.03%
Vulcan Materials Co.	4.01%
Smurfit WestRock PLC	3.99%
International Paper Co.	3.97%
Martin Marietta Materials, Inc.	3.96%
Air Products and Chemicals, Inc.	3.80%
Packaging Corp. of America	3.79%
Albemarle Corp.	3.77%
Corteva, Inc.	3.74%
Freeport-McMoRan, Inc.	3.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Steel Dynamics, Inc.	4.03%
Vulcan Materials Co.	4.01%
Smurfit WestRock PLC	3.99%
International Paper Co.	3.97%
Martin Marietta Materials, Inc.	3.96%
Air Products and Chemicals, Inc.	3.80%
Packaging Corp. of America	3.79%
Albemarle Corp.	3.77%
Corteva, Inc.	3.74%
Freeport-McMoRan, Inc.	3.67%
* Excluding money market fund holdings, if any.

C000205462 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Equal Weight Communication Services ETF
Class Name	Invesco S&P 500® Equal Weight Communication Services ETF
Trading Symbol	RSPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Equal Weight Communication Services ETF (the “Fund”) for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Equal Weight Communication Services ETF	$22	0.40%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[91]
Net Assets	$ 51,569,067
Holdings Count | Holding	28
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$51,569,067%
Total number of portfolio holdings	$28%
Portfolio turnover rate	$13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Top ten holdings*
(% of net assets)
Live Nation Entertainment, Inc.	5.17%
Comcast Corp., Class A	4.82%
T-Mobile US, Inc.	4.81%
Netflix, Inc.	4.74%
Meta Platforms, Inc., Class A	4.72%
Take-Two Interactive Software, Inc.	4.64%
Walt Disney Co. (The)	4.64%
New York Times Co. (The), Class A	4.55%
AT&T, Inc.	4.55%
Paramount Global, Class B	4.52%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Live Nation Entertainment, Inc.	5.17%
Comcast Corp., Class A	4.82%
T-Mobile US, Inc.	4.81%
Netflix, Inc.	4.74%
Meta Platforms, Inc., Class A	4.72%
Take-Two Interactive Software, Inc.	4.64%
Walt Disney Co. (The)	4.64%
New York Times Co. (The), Class A	4.55%
AT&T, Inc.	4.55%
Paramount Global, Class B	4.52%
* Excluding money market fund holdings, if any.

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